Share-based Compensation Expenses - Schedule of Restricted Shares Activity (Details) - Restricted shares [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Summary of restricted shares activity
Restricted shares at the beginning of the period (in shares) | shares	21,918
Granted (in shares) | shares	270,000
Vested (in shares) | shares	(61,272)
Restricted shares at the end of the period (in shares) | shares	230,646
Vested and expected to vest at end of the period | shares	230,646
Weighted-Average Grant-Date Fair value
Outstanding at the beginning of the period (in dollars per share) | $ / shares	$ 2.23
Granted (in dollars per shares) | $ / shares	0.17
Vested (in dollars per share) | $ / shares	0.91
Outstanding at the end of the period (in dollars per share) | $ / shares	0.17
Vested and expected to vest at end of the period (in dollars per share) | $ / shares	$ 0.17